Summary of Significant Accounting Policies - Schedule of Suppliers (Details) - Supplier Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Revenue, Segment Benchmark [Member] | Supplier A [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases	[1]					20.20%
Revenue, Segment Benchmark [Member] | Supplier B [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases						35.30%
Revenue, Segment Benchmark [Member] | Supplier C [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases	[1]					14.20%
Revenue, Segment Benchmark [Member] | Supplier D [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases	[1]
Revenue, Segment Benchmark [Member] | Supplier E [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases	[1]
Revenue, Segment Benchmark [Member] | Supplier F [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases	[1]
Purchase [Member] | Supplier A [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases	[1]
Purchase [Member] | Supplier B [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases			[1]	15.80%
Purchase [Member] | Supplier C [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases	[1]
Purchase [Member] | Supplier D [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases		27.20%		14.90%
Purchase [Member] | Supplier E [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases		19.90%		13.60%
Purchase [Member] | Supplier F [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases		10.50%			[1]

[1]	Less than 10.0% of the Company’s purchase amounts in the respective years.